Employee Post-Employment Benefits 10-K (Tables)	12 Months Ended
Jun. 05, 2012
Employee Post-Employment Benefits [Abstract]
Allocation of Retirement Plan's assets held in trust
The Retirement Plan's assets are held in trust and were allocated as follows on June 5, 2012 and May 31, 2011, the measurement dates:
	Target Allocation	2012 Allocation	2011 Allocation
Equity securities	60-80%	67%	71%
Fixed income securities	20-40%	31%	28%
Cash and cash equivalents	0%	2%	1%

Total	100%	100%	100%

Fair values of assets held by Retirement Plan by asset category
The fair values of assets held by the Retirement Plan by asset category are as follows (in thousands):

	Fair Value Measurements
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$136	$-	$136	$-
Equity securities
U.S.-based companies	3,525	3,525	-	-
International-based companies	346	346	-	-
Fixed income securities	1,751	1,751
Total	$5,758	$5,622	$136	$-

Components of net periodic benefit cost
The following tables detail the components of net periodic benefit cost and the amounts recognized in our Consolidated Financial Statements for the Retirement Plan, Management Retirement Plan, and the Executive Supplemental Pension Plan (collectively, the "Pension Plans") and the Postretirement Medical and Life Benefits plans (in thousands):

	Pension Benefits
	2012	2011	2010

Service cost	$545	$517	$450
Interest cost	2,346	2,290	2,490
Expected return on plan assets	(514)	(392)	(422)
Amortization of prior service cost (a)	262	327	327
Recognized actuarial loss	1,738	1,593	1,385
Net periodic benefit cost	$4,377	$4,335	$4,230

	Postretirement Medical and Life Benefits
	2012	2011	2010

Service cost	$10	$9	$10
Interest cost	71	75	85
Amortization of prior service cost (a)	(55)	(60)	(64)
Recognized actuarial loss	136	112	102
Net periodic benefit cost	$162	$136	$133
(a) Prior service costs are amortized on a straight-line basis over the average remaining service period of employees expected to receive benefits.

Changes in amounts recognized in accumulated other comprehensive income/(loss)
The following table details changes in the amounts recognized in accumulated other comprehensive (loss)/income in our 2012 and 2011 Consolidated Financial Statements for the Pension Plans and the Postretirement Medical and Life Benefits plans (in thousands):

	Pension Benefits		Postretirement Medical and Life Benefits
	2012	2011	2012	2011
Prior service cost	$0	$0	$0	$0
Net actuarial loss	3,767	1,502	313	264
Amortization of prior service cost	(262)	(327)	55	60
Amortization of actuarial gain	(1,738)	(1,593)	(136)	(112)
Total recognized in accumulated
other comprehensive income	$1,767	$(418)	$232	$212

Total recognized in net periodic
benefit cost and accumulated
other comprehensive income	$6,144	$3,917	$394	$348

Change in benefit obligation and plan assets and reconciliation of funded status
The change in benefit obligation and plan assets and reconciliation of funded status is as follows (in thousands):

	Pension Benefits		Postretirement Medical and Life Benefits
	2012	2011	2012	2011
Change in benefit obligation:
Beginning projected benefit obligation	$45,636	$42,602	$1,406	$1,423
Service cost	545	517	10	9
Interest cost	2,346	2,290	71	75
Plan participant contributions			102
Actuarial loss	2,783	2,577	313	264
Benefits paid	(2,718)	(2,350)	(288)	(365)
Benefit obligation at end of year	$48,592	$45,636	$1,614	$1,406

Change in plan assets:
Beginning fair value of plan assets	$6,677	$5,929	$0	$0
Actual return on plan assets	(470)	1,467
Employer contributions	2,269	1,438	186	365
Plan participant contributions			102
Benefits paid	(2,718)	(2,350)	(288)	(365)
Other		193
Fair value of plan assets at
end of year	$5,758	$6,677	$0	$0
Funded status at end of year	$(42,834)*	$(38,959)*	$(1,614)	$(1,406)

Amounts recognized in the Consolidated Balance Sheets:

Accrued liabilities - payroll and related
costs	$(10,481)	$(9,844)	$(136)	$(123)
Other deferred liabilities	(32,353)	(29,115)	(1,478)	(1,283)
Net amount recognized at year-end	$(42,834)	$(38,959)	$(1,614)	$(1,406)

Amounts recognized in accumulated other comprehensive (loss)/income:

Prior service (cost) credit	$(108)	$(370)	$102	$157
Net actuarial loss	(22,070)	(20,042)	(1,564)	(1,387)
Total amount recognized	$(22,178)	$(20,412)	$(1,462)	$(1,230)

Pension plans with benefit obligations in excess of plan assets
Additional measurement date information for the pension plans which have benefit obligations in excess of plan assets (in thousands):

	Pension Benefits		Postretirement Medical and Life Benefits
	June 5, 2012	May 31, 2011	June 5, 2012	May 31, 2011
Projected benefit obligation	$48,592	$45,636	$1,614	$1,406
Accumulated benefit
obligation	47,435	44,064	1,614	1,406
Fair value of plan assets	5,758	6,677	0	0

Weighted-average assumptions used to determine the net periodic benefit cost and benefit obligations
The weighted-average assumptions used to determine the net periodic benefit cost for fiscal years are set forth below:

	Pension Benefits
	2012	2011	2010
Discount rate	5.3%	5.5%	6.5%
Expected return on plan assets	8.0%	7.0%	8.0%
Rate of compensation increase	2.0%	2.0%	3.1%

	Postretirement Medical and Life Benefits
	2012	2011	2010
Discount rate	5.3%	5.5%	6.5%
Rate of compensation increase	2.0%	2.0%	3.0%
The weighted average assumptions used to determine benefit obligations at the measurement dates are set forth below:

	Pension Benefits
	2012	2011
Discount rate	4.5%	5.3%
Rate of compensation increase	2.0%	2.0%
	Postretirement Medical and Life Benefits
	2012	2011
Discount rate	3.9%	5.3%
Rate of compensation increase	2.0%	2.0%

Benefits expected to be paid in each of the next five years and in the aggregate for five years thereafter
The benefits expected to be paid in each of the next five years and in the aggregate for the five years thereafter are set forth below (in thousands):

	Pension Benefits		Postretirement Medical and Life Benefits
2013	$11,333	(1)	$135
2014	3,114		134
2015	2,351		130
2016	4,733		138
2017	4,074		135
2018-2022	14,712		664